Revenue Recognition (Policy)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition, Deferred Revenue [Policy Text Block]

NOTE 5. REVENUE RECOGNITION

As of January 1, 2018, we adopted ASC 606. With our adoption of ASC 606, we made a policy election to record certain regulatory fees, primarily Universal Service Fund (USF) fees, on a net basis. We report our revenues net of sales taxes.

When implementing ASC 606, we utilized the practical expedient allowing us to reflect the aggregate effect of all contract modifications occurring before the beginning of the earliest period presented when allocating the transaction price to performance obligations.

Wireless, Advanced Data, Legacy Voice & Data Services and Equipment Revenue

We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Examples of service revenues include wireless, video entertainment (e.g., AT&T U-verse and DIRECTV), strategic services (e.g., virtual private network service), and legacy voice and data (e.g., traditional local and long-distance). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Some of our services require customer premises equipment that, when combined and integrated with AT&T’s specific network infrastructure, facilitate the delivery of service to the customer. In evaluating whether the equipment is a separate performance obligation, we consider the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). When the equipment does not meet the criteria to be a distinct performance obligation (e.g., equipment associated with certain video services), we allocate the total transaction price to the related service. When equipment is a distinct performance obligation, we record the sale of equipment when title has passed and the products are accepted by the customer. For devices sold through indirect channels (e.g., national dealers), revenue is recognized when the dealer accepts the device, not upon activation.

Our equipment and service revenues are predominantly recognized on a gross basis, as most of our services do not involve a third party and we typically control the equipment that is sold to our customers.

Revenue recognized from fixed term contracts that bundle services and/or equipment is allocated based on the standalone selling price of all required performance obligations of the contract (i.e., each item included in the bundle). Promotional discounts are attributed to each required component of the arrangement, resulting in recognition over the contract term. Standalone selling prices are determined by assessing prices paid for service-only contracts (e.g., arrangements where customers bring their own devices) and standalone device pricing.

We offer the majority of our customers the option to purchase certain wireless devices in installments over a specified period of time, and, in many cases, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. For customers that elect these equipment installment payment programs, at the point of sale, we recognize revenue for the entire amount of revenue allocated to the customer receivable net of fair value of the trade-in right guarantee. The difference between the revenue recognized and the consideration received is recorded as a note receivable when the devices are not discounted and our right to consideration is unconditional. When installment sales include promotional discounts (e.g., “buy one get one free”), the difference between revenue recognized and consideration received is recorded as a contract asset to be amortized over the contract term.

Less commonly, we offer certain customers highly discounted devices when they enter into a minimum service agreement term. For these contracts, we recognize equipment revenue at the point of sale based on a standalone selling price allocation. The difference between the revenue recognized and the cash received is recorded as a contract asset that will amortize over the contract term.

Our contracts allow for customers to frequently modify their arrangement, without incurring penalties in many cases. When a contract is modified, we evaluate the change in scope or price of the contract to determine if the modification should be treated as a new contract or if it should be considered a change of the existing contract. We generally do not have significant impacts from contract modifications.

Revenues from transactions between us and our customers are recorded net of revenue-based regulatory fees and taxes. Cash incentives given to customers are recorded as a reduction of revenue. Nonrefundable, upfront service activation and setup fees associated with service arrangements are deferred and recognized over the associated service contract period or customer life.

Subscription Revenue

Subscription revenues from cable networks and premium pay and basic-tier television services are recognized over the license period as programming is provided to affiliates or digital distributors based on negotiated contractual programming rates. When a distribution contract with an affiliate has expired and a new distribution contract has not been executed, revenues are based on estimated rates, giving consideration to factors including the previous contractual rates, inflation, current payments by the affiliate and the status of the negotiations on a new contract. When the new distribution contract terms are finalized, an adjustment to revenue is recorded, if necessary, to reflect the new terms.

Subscription revenues from end-user subscribers are recognized when services are provided, based upon either usage or period of time. Subscription revenues from OTT services are recognized as programming services are provided to customers.

Content Revenue

Feature films typically are produced or acquired for initial exhibition in theaters, followed by distribution, generally commencing within three years of such initial exhibition. Revenues from film rentals by theaters are recognized as the films are exhibited.

Television programs and series are initially produced for broadcast and may be subsequently licensed or sold in physical format and/or electronic delivery. Revenues from the distribution of television programming through broadcast networks, cable networks, first-run syndication and OTT services are recognized when the programs or series are available to the licensee. In certain circumstances, pursuant to the terms of the applicable contractual arrangements, the availability dates granted to customers may precede the date in which the customer can be billed for these sales.

Revenues from sales of feature films and television programming in physical format are recognized at the later of the delivery date or the date when made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances. Revenues from the licensing of television programs and series for electronic sell-through or video-on-demand are recognized when the product has been purchased by and made available to the consumer to either download or stream.

Upfront or guaranteed payments for the licensing of intellectual property are recognized as revenue at either the inception of the license term if the intellectual property has significant standalone functionality or over the corresponding license term if the licensee’s ability to derive utility is dependent on our continued support of the intellectual property throughout the license term.

Revenues from the sales of console games are recognized at the later of the delivery date or the date that the product is made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances.

Advertising Revenue

Advertising revenues are recognized, net of agency commissions, in the period that the advertisements are aired. If there is a targeted audience guarantee, revenues are recognized for the actual audience delivery and revenues are deferred for any shortfall until the guaranteed audience delivery is met, typically by providing additional advertisements. Advertising revenues from digital properties are recognized as impressions are delivered or the services are performed.